Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Entity Registrant Name	BOS BETTER ONLINE SOLUTIONS LTD
Entity Central Index Key	0001005516
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	1,132,685
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 354	$ 411
Trade receivables (net of allowance for doubtful accounts of $ 127 and $ 115 at December 31, 2012 and 2011, respectively)	8,007	8,507
Other accounts receivable and prepaid expenses	616	744
Inventories	3,160	4,020
Total current assets	12,137	13,682
LONG-TERM ASSETS:
Severance pay fund	21	41
Bank deposits	438	427
Investment in other company		68
Other assets	11	23
Total long-term assets	470	559
PROPERTY, PLANT AND EQUIPMENT, NET	963	1,166
OTHER INTANGIBLE ASSETS, NET	357	540
GOODWILL	4,122	4,122
Total assets	18,049	20,069
CURRENT LIABILITIES:
Short-term bank loans and current maturities	6,383	7,496
Trade payables	4,915	4,165
Employees and payroll accruals	408	553
Deferred revenues	467	550
Current maturities of liability to Dimex Systems	136	300
Accrued expenses and other liabilities	567	967
Total current liabilities	12,876	14,031
LONG-TERM LIABILITIES:
Long-term bank loans, net of current maturities	1,188	1,530
Accrued severance pay	119	163
Liability to Dimex Systems, net of current maturities	710	747
Total long-term liabilities	2,017	2,440
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 80.00 nominal value: Authorized; 2,500,000 shares at December 31, 2012 and 2011; Issued and outstanding: 1,132,685 and 1,116,981 shares at December 31, 2012 and 2011, respectively	23,374	23,065
Additional paid-in capital	50,891	51,093
Accumulated other comprehensive loss	(243)	(243)
Accumulated deficit	(70,866)	(70,317)
Total shareholders' equity	3,156	3,598
Total liabilities and shareholders' equity	$ 18,049	$ 20,069

CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 127		$ 115
Ordinary shares, par value per share		80		80
Ordinary shares, shares authorized	2,500,000	2,500,000	2,500,000	2,500,000
Ordinary shares, shares issued	1,132,685	1,132,685	1,116,981	1,116,981
Ordinary shares, shares outstanding	1,132,685	1,132,685	1,116,981	1,116,981

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 24,503	$ 33,434	$ 30,187
Cost of revenues	19,050	26,481	22,668
Inventory write offs	385	443	36
Gross profit	5,068	6,510	7,483
Operating costs and expenses:
Research and development	125	403	372
Sales and marketing	3,058	4,273	4,068
General and administrative	1,693	2,252	1,786
Impairment of other intangible assets Modified		555
Total operating costs and expenses	4,876	7,483	6,226
Operating Profit (loss)	192	(973)	1,257
Financial expenses, net	(781)	(2,241)	(961)
Other expenses, net	(147)	(172)	(120)
Income (loss) before taxes on income	(736)	(3,386)	176
Tax benefit (taxes on income)	187	172	(5)
Income (loss) from continuing operations	(549)	(3,214)	171
Loss from discontinued operations			(806)
Net loss	$ (549)	$ (3,214)	$ (635)
Basic and diluted net earnings (loss) per share from continuing operations	$ (0.49)	$ (4.56)	$ 0.28
Basic and diluted net loss per share from discontinued operations			$ (1.24)
Basic and diluted net loss per share	$ (0.49)	$ (4.56)	$ (0.96)

CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS [Abstract]
Net loss	$ (549)	$ (3,214)	$ (635)
Other comprehensive income (loss):
Change in foreign currency translation adjustment		(295)	262
Realized gain related to available for sale securities			(54)
Total Other comprehensive income (loss)		(295)	208
Comprehensive loss	$ (549)	$ (3,509)	$ (427)

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total USD ($)	Ordinary shares [Member]	Share capital and additional paid-in capital [Member] USD ($)	Accumulated other comprehensive income (loss) [Member] USD ($)	Accumulated deficit [Member] USD ($)
Balance at Dec. 31, 2010	$ 3,713		$ 70,764	$ 52	$ (67,103)
Balance, shares at Dec. 31, 2010		688,129
Issuance of Ordinary shares for options exercised
Issuance of Ordinary shares for options exercised, shares		8,361
Issuance of Ordinary shares related to an inducement of a convertible note	3,139		3,319
Issuance of Ordinary shares related to an inducement of a convertible note, shares		420,491
Issuance/Extension of warrants related to convertible note	86		86
Share-based compensation expense	169		169
Other comprehensive loss	(295)			(295)
Net loss	(3,214)				(3,214)
Balance at Dec. 31, 2011	3,598		74,158	(243)	(70,317)
Balance, shares at Dec. 31, 2011	1,116,981	1,116,981
Balance at Dec. 31, 2009	3,643		70,267	(156)	(66,468)
Balance, shares at Dec. 31, 2009		654,540
Issuance of Ordinary shares for options exercised
Issuance of Ordinary shares for options exercised, shares		9,499
Issuance of shares related to the private placement (net of $ 35 issuance expenses)	265		265
Issuance of shares related to the private placement (net of $ 35 issuance expenses), shares		24,090
Issuance/Extension of warrants related to convertible note	15		15
Share-based compensation expense	217		217
Other comprehensive loss	208			208
Net loss	(635)				(635)
Balance at Dec. 31, 2010	3,713		70,764	52	(67,103)
Balance, shares at Dec. 31, 2010		688,129
Balance at Dec. 31, 2011	3,598		74,158	(243)	(70,317)
Balance, shares at Dec. 31, 2011	1,116,981	1,116,981
Issuance of Ordinary shares for options exercised
Issuance of Ordinary shares for options exercised, shares		1,254
Issuance of Ordinary shares to directors	84		84
Issuance of Ordinary shares to directors, shares		14,450
Share-based compensation expense	23		23
Other comprehensive loss
Net loss	(549)				(549)
Balance at Dec. 31, 2012	$ 3,156		$ 74,265	$ (243)	$ (70,866)
Balance, shares at Dec. 31, 2012	1,132,685	1,132,685

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance expenses for issuance of shares related to private placement	$ 35

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (549)	$ (3,214)	$ (635)
Loss from discontinued operations			806
Net profit (loss) from continuing operations	(549)	(3,214)	171
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	363	656	611
Inventory write off	385	443	36
Impairment of other intangible assets		555
Capital gain / loss from sale and disposal of property, plant and equipment	79
Capital loss from sale of investment in other company			7
Currency fluctuation of long term deposits	(11)
Impairment of available for sale securities		156
Impairment of investment in other company	68	39	111
Severance pay, net	(24)	5
Share-based compensation expenses related to employees, directors and service providers	107	169	217
Amortization of discount on convertible note	22	202	225
Accrued interest on long-term convertible note and liability to Dimex Systems Ltd	32	230	196
Conversion expenses of convertible note		760
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note		86
Decrease (increase) in trade receivables, net	500	(1,045)	(417)
Change in income tax accruals	(187)	(199)	52
Decrease (increase) in other accounts receivable and other assets	140	363	(114)
Decrease (increase) in inventories	475	506	138
Increase (decrease) in trade payables	750	(46)	332
Decrease in employees and payroll accruals, deferred revenues, accrued expenses and other liabilities	(441)	(31)	(105)
Net cash provided by (used in) operating activities from continuing operations	1,709	(365)	1,460
Net cash used in operating activities from discontinued operations			(176)
Net cash provided by (used in) operating activities	1,709	(365)	1,284
Cash flows from investing activities:
Purchase of property, plant and equipment	(82)	(357)	(108)
Proceeds from sale of property, plant and equipment	26
Change in long term bank deposits		(427)
Proceeds from sale of investment in other company			150
Repayment of deferred consideration for the acquisition of Dimex Systems Ltd activity	(255)	(256)	(147)
Net cash used in investing activities from continuing operations	(311)	(1,040)	(105)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities	(311)	(1,040)	(105)
Cash flows from financing activities:
Proceeds from issuance of shares, net			265
Repayment of (proceeds from) short and long-term bank loans	(1,455)	1,113	(841)
Proceeds from (repayment of) long-term convertible note and warrants, net of issuance expenses			(28)
Net cash provided by (used in) financing activities from continuing operations	(1,455)	1,113	(604)
Net cash provided by (used in) financing activities from discontinued operations			(308)
Net cash provided by (used in) financing activities	(1,455)	1,113	(912)
Increase (decrease) in cash and cash equivalents	(57)	(292)	267
Increase (decrease) in cash and cash equivalents from discontinued operations			(128)
Cash and cash equivalents at the beginning of the year	411	703	564
Cash and cash equivalents at the end of the year	354	411	703
Supplemental disclosure of cash flow activities:
Net cash paid during the year for: Interest	502	572	463
Non-cash activities:
Conversion of payable into long-term convertible debentures			161
Sale of investment in other company			150
Conversion of convertible note into share capital		$ 2,523

GENERAL	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	B.O.S. Better Online Solutions Ltd. ("BOS" or "the Company") is an Israeli corporation.

The Company's shares are listed on NASDAQ under the ticker BOSC.

b.
In the years ended December 31, 2012, 2011, and 2010 the Company incurred losses of $ 549, $3,214, and profit of 635 respectively. In the years ended December 31, 2012, 2011, and 2010 the Company generated positive cash flow from operating activities from continuing operations amounting to $ 1,709 in 2012, negative cash flow of $365 in 2011, and positive cash flow of $1,460 in 2010. Due to the above, the Company's cash and cash equivalent decreased from $ 411 as of December 31, 2011 to $ 354 as of December 31, 2012. The Company had negative working capital of $739 as of December 31, 2012 and $349 as of December 31, 2011. As of December 31, 2012, the Company was not in compliance with certain financial covenants. The Company received a waiver from the lender with respect to the covenants as of December 31, 2012, valid through May 1, 2014.

c.	All share and per share data in this report is reported after giving effect to the 1 for 4 reverse split that occurred on December14, 2012 (see Note 14).

d.	The Company has two operating segments: the RFID and Mobile Solutions segment and the Supply Chain Solutions segment (see Note 17).

The Company's wholly-owned subsidiaries include:

(1)
BOS-Dimex Ltd. (previously "Dimex Solutions Ltd"), an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection. BOS-Dimex comprises the RFID and Mobile Solutions segment.

(2)	BOS-Odem Ltd. ("BOS-Odem"), an Israeli company, is a distributor of electronic components and advanced technologies worldwide. BOS-Odem is a part of the Supply Chain Solutions segments; and

(3)	Ruby-Tech Inc., a New York corporation, a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segments;

e.	Discontinued operations:

On November 23, 2010 the Company announced that its two U.S. subsidiaries that were part of its Supply Chain Solutions division, Lynk and its subsidiary Summit, have filed a Chapter 7 petition with the US Bankruptcy Court.

Summarized selected financial information of the discontinued operations is as follows:

2010

Revenues	$8,338
Cost of revenues	6,990

Gross profit	1,348

Impairment of goodwill	-
Total operating costs and expenses	1,487

Operating loss	(139)
Financial expenses, net	(213)
Other expenses, net (*)	(496)

Loss before taxes on income	(848)
Tax benefit (taxes on income)	42

Net loss	$(806)

(*)	In 2010, other expenses include $ 554 related to the write off of net assets and liabilities related to discontinued operations.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:- SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared according to United States generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, provision for inventory, revenue recognition, tax assets and tax positions, legal contingencies, stock-based compensation costs, and assumptions utilized in troubled debt restructuring. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

A substantial portion of the Company's revenues is generated in U.S. dollar ("dollars"). In addition, most of the Company's costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are premeasured into dollars in accordance with ASC 830, Foreign Currency Matters. All transactions gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses as appropriate.

As of December 31, 2011, the financial statements of a certain subsidiary, whose functional currency is other than the dollar, have been translated into U.S. dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive loss.

As of January 1, 2012, as a result of business changes in a certain subsidiary, the Company changed the functional currency of the subsidiary from NIS to US Dollars.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash purchased with original maturities of less than three months.

e.	Inventories:

Inventories are valued at the lower of cost or market value. Cost is determined using the moving average cost method.

Inventory write-offs and write-downs are made to cover risks arising from slow-moving items or technological obsolescence.

f.	Property, plant and equipment:

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight line method over the estimated useful lives of the assets, at the following annual rates:

	%

Computers and software	20 - 33	(Mainly 33%)
Office furniture and equipment	6 - 15	(Mainly 10%)
Leasehold improvements	over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Real estate	4

g.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Asset, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their fair value. During 2012 no impairment losses have been identified. The fair value of the brand name and customer list related intangibles was determined by the income approach method. Assumptions in the fair value assessment included: the impact of changes in economic conditions, revenue and cash flow forecasts for the remaining lives of the intangibles and the Company's weighted average cost of capital ("WACC").

During the year 2011 the Company recognized an impairment loss $555 related to a brand name and customer list of which $470 was attributed to the Supply Chain solutions segment and $85 were attributed to the RFID and Mobile solutions segment.

During 2012 and 2010 no impairment losses have been identified.

h.	Goodwill:

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances, and written-down when impaired.

Goodwill as of December 31, 2012 and December 31, 2011 amounted to $4,122. The translation impact on goodwill during the year ended December 31, 2011 was ($316), and $0 during the year ended December 31, 2012 due to the reporting segment's change in functional currency from the NIS to the US Dollar.

Testing Methodology:

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if there are indicators of impairment present. The provisions of ASC 350 requires that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The reporting unit of the Company for purposes of the impairment test is the Company's RFID and Mobile solutions segment. Discrete financial information is available for this component of the business. Segment management regularly reviews the operating results of this component.

The Company determined the fair value of the reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value at this time. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The material assumptions used for the Income Approach for 2012 were five years of projected net cash flows, WACC of 16.06% and a long-term growth rate of 3%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill. The aggregate fair value of the Company depends on various factors, some of which are qualitative and involve management judgment, including stable backlog coverage and experience in meeting operating cash flow targets.

Testing Results:

During 2012, 2011 and 2010 no impairment losses have been identified.

i.	Research and development costs:

ASC 985, Software, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Research and development costs incurred in the process of developing product improvements or new products, are generally charged to expenses as incurred. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general releases are insignificant.

j.	Severance pay:

The Company's liability for severance pay for Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof above one year. The Company's liability for its Israeli employees is mostly covered by insurance policies designed solely for distributing severance pay. The value of these policies is not under the Company's control, thus just the liability net of funds under insurance policy is presented in the balance sheet.

The Company has two general deposit funds for severance. The value of the deposited funds includes profits, and is recorded as an asset in the Company's balance sheet.

The Company's payroll includes employees whom its severance pay liability is calculated pursuant to Article 14 of the Israel's Severance Pay Law. The Company currently deposits the corresponding amounts required in accordance with Article 14 to the relevant pension funds. These amounts will be released to the applicable employees upon termination of employment and this substitutes the obligation described above, to pay severance based on the most recent salary of the employee multiplied by the number of years of employment. The aforementioned deposited amounts are not reflected on the financial statements due to the fact that they are not under the Company's control.

Severance expenses for 2012, 2011 and 2010 amounted to $ 117, $ 242 and $ 137, respectively.

k.	Revenue recognition:

The Company derives its revenues mainly from the sale of products and support services.

Revenues from product sales, related to both the Supply Chain Solutions and RFID and Mobile Solutions segments, are recognized in accordance with SAB 104, Revenue Recognition ("ASC 605") when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no further obligation exists, and collectability is reasonably assured.

l.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, Income Taxes ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences Between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is- more- likely- than- not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. During the years ended December 31, 2012 and 2011, the Company recorded tax income of $ 195 and $261, respectively in regard to a decrease of uncertain tax position for closed tax years.

m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and other accounts receivable.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, America, the Far East and Europe. The Company generally does not require collateral; however most of the Company's customers outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd. In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

n.	Derivative financial instruments:

The Company's derivatives consist primarily of forward contracts the Company uses to hedge the Company's exposure to currencies other than the U.S. dollar. The Company recognized derivative instruments as either assets or liabilities and measures those instruments at fair value. The derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, Derivatives and Hedging (originally issued as SFAS 133 and SFAS161). Therefore, the Company recognizes changes in the fair values of the derivatives in its statement of income in financial income, net, at the same period as the re-measurement of gain and loss of the related foreign currency denominated assets and liabilities.

As of December 31, 2012, the notional principal of foreign exchange contracts to purchase U.S. dollars with foreign currencies and to sell Euros for foreign currencies was $ 770 and € 930, respectively. The Company recorded the fair value of derivative liability in the amount of $ 5 in accrued expenses and other liabilities.

o.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year, plus the potential dilution to ordinary shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of ordinary shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings (loss) per share, since they would have an anti-dilutive effect, was 255,228, 381,153 and 360,585 for the years ended December 31, 2012 , 2011 and 2010, respectively.

p.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation ("ASC 718") which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and nonemployees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined based on the Simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in 2012 and 2011 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2012	2011

Risk-free interest	1.34%	1.17%
Dividend yields	0%	0%
Volatility	83%	96%
Expected option term	3 years	3.83 years
Forfeiture rate	0%	24%

During 2012, 2011 and 2010, the Company recognized stock-based compensation expense related to employee and director stock options as follows:

	Year ended December 31,
	2012	2011	2010

Selling and marketing	$-	$8	$39
General and administrative	107	161	178

Total stock-based compensation expense	$107	$169	$217

The Company applies ASC 718 and ASC 505-50 for equity instruments that are issued to other than employees for acquiring, or in conjunction with, selling, goods or services.

q.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable, short term loans and trade payables approximate their fair value due to the short-term maturities of such instruments. The carrying amounts of long-term loans approximate their fair value.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are comprised of foreign currency forward contracts.

Assets measured at fair value on a non-recurring basis as of December 31, 2012 are Investment in shares of a cost method investee and intangible assets and goodwill that were written down to zero as a result of an impairment loss.

ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

r.	Reclassification:

Certain 2011 figures have been reclassified to conform to the 2012 presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2012	2011

Government authorities	$78	$92
Advances to suppliers	258	411
Prepaid expenses	163	172
Deferred expenses attributed to software projects	22	52
Other	95	17

	$616	$744

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, derivative contracts are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

The Company's financial liabilities and assets measured at fair value on a recurring basis, consisted of derivatives which were classified within Level 2 and amounted to a $ (5) and a $ (67) liability as of December 31, 2012 and 2011, respectively.

INVENTORIES	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
INVENTORIES
NOTE 5:-	INVENTORIES
	December 31,
	2012	2011

Raw materials	$163	$189
Finished goods	2,997	3,831

	$3,160	$4,020

INVESTMENT IN OTHER COMPANIES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN OTHER COMPANIES [Abstract]
INVESTMENT IN OTHER COMPANIES
NOTE 6:-	INVESTMENT IN OTHER COMPANIES

The Company's investments in companies comprise of an investment in Surf Communication Systems Ltd.:

	December 31,
	2012	2011

Cost net of cumulative impairment losses	$-	$68

During 2012, a full impairment loss of $68 was recognized against the investment in Surf Communication Systems Ltd.

PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT
NOTE 7:-	PROPERTY, PLANT AND EQUIPMENT

	December 31,
	2012	2011
Cost:

Computers and software	$728	$921
Office furniture and equipment	706	1,031
Leasehold improvements and real estate	648	1,446
Motor Vehicles	347	341

	2,429	3,739

Accumulated depreciation:

Computers and software	674	805
Office furniture and equipment	343	615
Leasehold improvements and real estate	299	988
Motor vehicles	150	165

	1,466	2,573

Depreciated cost	$963	$1,166

Depreciation expenses amounted to $ 180, $ 280 and $ 241 for the years ended December 31, 2012, 2011 and 2010, respectively.

OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
OTHER INTANGIBLE ASSETS, NET
NOTE 8:-	OTHER INTANGIBLE ASSETS, NET

	December 31, 2012	Weighted average amortization period	December 31, 2011	Weighted average amortization period

Cost:

Backlog	$27	-	$27	-
Technology	226	-	226	-
Brand name	670	4.1	670	4.1
Customer list	2,450	2.5	2,450	2.5

	3,373		3,373

Accumulated amortization:

Backlog	27		27
Technology	226		226
Brand name	475		411
Customer list	2,288		2,169

	3,016		2,833

Amortized cost	$357		$540

Intangible assets are amortized based on the straight line method for their remaining useful life.

Amortization expenses amounted to $ 183, $ 931 and $ 369 for the years ended December 31, 2012, 2011 and 2010, respectively.

Estimated amortization expenses for the years ended:

December 31,

2013	180
2014	177

$357

SHORT-TERM BANK LOANS AND CURRENT MATURITIES	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK LOANS AND CURRENT MATURITIES [Abstract]
SHORT-TERM BANK LOANS AND CURRENT MATURITIES
NOTE 9:-	SHORT-TERM BANK LOANS AND CURRENT MATURITIES

	Weighted interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS	6.70	$929	$3,904
	$4.8	4,937	2,932
Euro	4.67	93	-

		5,959	6,836
Current maturities	4.97	424	660

		$6,383	$7,496

The repayment of the Company's bank debt (to Bank Leumi) is secured by a first priority floating charge on all of the Company's assets, and by a first priority fixed charge on all of the Company's issued and unpaid share capital, its goodwill and its shares of its Israeli subsidiaries.

The loan terms restrict substantial asset sales, cash dividends, and certain inter-company and shareholders payments. In addition, the Company and its Israeli subsidiaries entered into a series of inter-company guarantees in favor of the bank.

There were no Bank Leumi covenants related to short term loans applicable for the fiscal years 2012 and 2011.

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 10:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2012	2011

Government authorities	$300	$275
Professional services	120	196
Derivative liability	5	67
Tax accruals	86	273
Other	56	156

	$567	$967

LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES	12 Months Ended
Dec. 31, 2012
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES [Abstract]
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES
NOTE 11:-	LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES

a.	Classified by linkage terms and interest rates, the total amount of the loans is as follows:

	Weighted interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS	4.97 (Prime minus 0.5 up to Prime plus 1.5)	$1,612	$2,190

		1,612	2,190
Less - current maturities	4.97	424	660

		$1,188	$1,530

Bank Leumi debt amounted to $ 0 and $ 367 in December 31, 2012 and December 31, 2011, respectively.

Bank HaPoalim debt amounted to $ 1,521 and $ 1,714 as of December 31, 2012 and 2011, respectively.

The repayment of the Company's bank debt to Bank HaPoalim is not secured, except by long term bank deposits in the amount of $ 438. The Bank HaPoalim loan agreements contain various financial covenants which require that the Company's Israeli subsidiaries maintain certain financial ratios and level of profitability.

As of December 31, 2012, the Company was not in compliance with certain financial covenants. The Company received a waiver from the bank with respect to the covenants as of December 31, 2012, valid through the earlier of May 1, 2014 or the Company's filing of its 2013 financial statements.

b.	The Company loans mature in the following years subsequent to the balance sheet dates:

2013 (Current maturities)	$424
2014	464
2015	399
2016	325

$1,612

LIABILITY TO DIMEX SYSTEMS (Liability to Dimex Systems [Member])	12 Months Ended
Dec. 31, 2012
Liability to Dimex Systems [Member]
Debt Instrument [Line Items]
LIABILITY TO DIMEX SYSTEMS
NOTE 12:-	LIABILITY TO DIMEX SYSTEMS

In March 2008, BOS-Dimex purchased the assets and activities of Dimex Systems Ltd. As part of this acquisition, the Company and BOS Dimex owe to Dimex Systems Ltd. an amount on account of the purchase price as summarized below:

	Nominal interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS (1)	4.0	$527	$473
NIS (2)	4.0	319	$574

		846	1,047
Less - current maturities	4.0	136	300

		$710	$747

(1)	Will be paid in 24 equal monthly payments commencing January, 2014 (see note 14a).

(2)
The loan originally carried a nominal interest rate of 8% and with principle and interest payments to be made through December 2013. On December 31, 2012, the loan agreement was modified to reduce the nominal interest rate to 4% and principle and interest payments were spread out through June 2015. The Company accounted for the loan modification in accordance with ASC 470-60 Troubled Debt Restructurings by Debtors, and as a result of which, there was no material effect to the December 31, 2012 balance sheet and the results of operations through December 31, 2012.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 13:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Commitments:

1.	Royalty commitments:

a)
Under the Company's research and development agreements with the Office of the Chief Scientist ("OCS") and pursuant to applicable laws, the Company is required to pay royalties at the rate of 3.5% of sales of products developed with funds provided by the OCS, up to an amount equal to 100% of the Research and development grants (dollar-linked) received from the OCS. The obligation to pay these royalties is contingent upon actual sales of the products. Royalties payable with respect to grants received under programs approved by the OCS after January 1, 1999, are subject to interest on the U.S. dollar-linked value of the total grants received at the annual rate of LIBOR applicable to U.S. dollar deposits at the time the grants are received. No grants were received during the years 2010 through 2012.

As of December 31, 2012, the Company has an outstanding contingent obligation to pay royalties to the OCS, including interest, in the amount of approximately $ 3,316, in respect of these grants. Royalty expenses in the amount of $ 0 and $3 were recorded on such royalties during 2012 and 2011, respectively. Commencing year 2012, there are no sales of products that were developed using funds provided by the OCS. Additionally, the developed software for which the grant was received is no longer being sold.

b)
The Israeli Government, through the Overseas Marketing Fund, awarded the Company grants for participation in expenses for overseas marketing. The Company is committed to pay royalties to the Fund for Encouragement of Marketing Activities (the "Marketing Fund") at the rate of 3% of the increase in export sales, up to the amount of the grants received by the Company linked to the dollar and bearing interest. No grants were received during the years 2010 through 2012.

As of December 31, 2012, the Company has an outstanding contingent obligation to pay royalties to the Marketing Fund including interest, in the amount of $ 107. No Marketing Fund royalty expenses were recorded during 2012, 2011 and 2010. Additionally, the developed software for which the grant was received is no longer being sold.

2.
The facilities of the Company are rented under operating lease agreements that expire on various dates ending in 2016. Minimum future rental payments for 2013, 2014 and 2015 are $ 105, $ 80 and $ 51, respectively.

The Company's motor vehicles are leased under various cancelable operating lease agreements. The lease agreements for the motor vehicles expire on various dates ending in 2015. The maximum breach of contract fees may amount to $ 37.

Lease expenses for the facilities occupied by the Company and the Company's motor vehicles in 2012, 2011 and 2010 amounted to $ 420, $ 551 and $ 563, respectively.

3.	Litigation:

On November 2008, Blockshtil Ltd. filed a claim in the Petach-Tikva Magistrate Court alleging breach of contract by the Company and seeking damages in the amount of NIS 149 thousand (approximately $43). During 2012, The Company has served a statement of defense and the case has been heard. The parties will be filing their written summations and thereafter the Court will render its judgment. The Company's financial statements include a provision in this respect.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 14:-	SHAREHOLDERS' EQUITY
a. Share reverse split

On December 14, 2012 the Company announced a reverse split of its Ordinary shares.
Pursuant to the reverse split, each 4 Ordinary Shares, NIS 20.00 nominal value per share, will be converted into one Ordinary Share, NIS 80.00 nominal value per share. No fractional shares will be issued as a result of the reverse-split. Instead, all fractional shares will be rounded up to the next higher whole number of shares. All share and per share data in these financial statements and related notes are reported after the giving effect to the 1 for 4 reverse split.

As of December 13, 2012, there were 4,472,298 Ordinary Shares outstanding and after the reverse split there were 1,118,081 Ordinary Shares outstanding.

b.	Private placements:

On October 5, 2010 the Company entered into a definitive private placement agreement with Telegraph Hill Capital Fund I, LLC ("THCAP") for the issuance of an aggregate of 24,091 Ordinary Shares at a price per share of $ 12.44, or approximately $ 300 in total. In addition, the Company announced that Mr. Luis Gutierrez Roy, managing partner in THCAP was appointed to its Board of Directors.

On December 21, 2011 the company announced that it has entered into agreements with its convertible debt lenders, for the amendment of their loan agreements and the subsequent conversion of their debt into the Company's ordinary shares.

The amendments to the loan agreements provide that the amount of $ 2,523 of these loans was converted into the company's ordinary shares at a reduced conversion price of $ 6 per share, instead of the conversion rate of $ 13 per share set in the original loan agreements. As a result of the conversion, the company issued 420,491 ordinary shares.

In connection with the conversion, the term of warrants to purchase 160,996 shares that had been issued to the lenders, was extended by 2 years, until July 2014 and February 2015 (see Note 12). Following the extension of the warrants as mentioned above, in accordance with ASC 815, the Company recorded $86 financial expenses in its statement of operations in 2011, reflecting the incremental compensation caused directly from the extension.

On December 21, 2011 the remaining convertible loan of $ 501 (the "Deferred Loan" or the "2011 restructuring") remains outstanding, and will bear a reduced interest rate of 4% (as was accounted for in the Conversion Agreements). The Deferred Loan will no longer be convertible. The Deferred Loan will be repaid in 24 equal monthly installments commencing January 10, 2014 (instead of in two payments - in July 2012 and February 2013, according to the original convertible note agreement). The balance of the deferred loan as of December 31, 2012 is $527(see note 12).

c. Warrants to shareholders
The Company's outstanding warrants to shareholders as of December 31, 2012 are as follows

Outstanding and exercisable warrants	Weighted average exercise	Weighted average
as of	price of	remaining
December 31,	outstanding	contractual
2012	warrants	life (years)
154,781	$11	1.6
6,215	$11	2.1

d.	Stock option plans:

In May 2003, the Company's shareholders approved the adoption of the 2003 Israeli Stock Option Plan ("the Plan"), pursuant to which 31,250 ordinary shares were reserved for purchase by the employees, directors, consultants and service providers of the Company and its subsidiaries. Subsequently, the shareholders approved increases of the shares reserved for issuance under the Plan, initially to 50,000, and thereafter to 75,000, to 130,000, to 208,000 and in December 21, 2011 to 275,000. Any option which is canceled or forfeited before expiration will become available for future grants.

In December 2012, the Company's shareholders approved a 10-year extension to the Plan, until May 31, 2023,

As of Dece mber 31, 2012 an aggregate of 144,982 options are available for future grants under the Plan. Each option granted under the Plan expires between 3-10 years from the date of the grant. The options vest gradually over a period of up to four years.
A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2012, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	124,707	$25	2.91	$60
Changes during the year:
Granted	-
Exercised	(1,093)
Forfeited or cancelled	(30,102)	$55.85

Outstanding at December 31, 2012	93,512	$23.45	2.74	78

Vested and expected to vest	81,284	$26.20	2.59	70
Exercisable at December 31,2012	81,284	$26.20	2.59	70
No options were granted during 2012 and 2010, the weighted-average grant-date fair value of options granted during the year ended December 31 2011 was $ 6.76. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's ordinary shares on December 31, 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012.

Total intrinsic value of options exercised for the years ended December 31, 2012, 2011 and 2010 was $ 5, $ 33 and $ 62, respectively. As of December 31, 2012, there was $ 21 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's Plan. That cost is expected to be recognized through 2014.

No cash was received from exercise of options in the years ended December 31, 2012, 2011 and 2010.

The options granted to employees and director outstanding as of December 31, 2012 separated into ranges of exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of options
exercise	December 31,	contractual	December 31,	exercisable
price	2012	life (years)	2012	(years)

$0	11,751	0.85	11,751	0.85
$3.80	22,360	3.97	11,180	3.97
$8.00	9,199	3.25	9,199	3.25
$9.91	375	1.14	375	1.14
$11.00	617	1.56	617	1.56
$12.20	1,500	0.88	1,500	0.88
$20.00	9,155	1.00	8,107	1.00
$29.98	375	0.49	375	0.49
$33.60	3,750	5.24	3,750	5.24
$47.70	20,000	1.75	20,000	1.75
$50.40	14,030	4.3	14,030	4.3
$60.00	400	1.63	400	1.63

	93,512	2.74	81,284	3.2
e.	Warrants issued to service providers and debt providers:

The Company accounts for warrants issued to service providers and debt providers in accordance with the provisions of ASC 505-50, "Equity-Based Payments to Non-Employees". The fair value for these warrants was estimated at the date of grant using the Black-Scholes option pricing model. During the years 2012 and 2010 the Company granted warrants to several service and debt providers (see Note 12). No warrants were granted in 2011 to service and debt providers.

In March 2012, the company's Audit Committee and Board of Directors approved a grant of warrants to purchase 3,600 Ordinary shares to THCAP. The grant was approved by the company's shareholders on December 13, 2012. The warrants exercise price is $2.39 and will be exercisable for 3 years starting December 13, 2012.

The Company's outstanding warrants to service and debt holders as of December 31, 2012 are as follows:

				Weighted average
	Warrants	Weighted	Warrants	remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of warrants
exercise	December 31,	contractual	December 31,	exercisable
price	2012	life (years)	2012	(years)

$0.00	330	1.00	330	1.00
$2.39	3,600	2.95	3,600	2.95
$10.00	5,000	3.58	5,000	3.58
$11.00	6,216	0.09	6,216	0.09
$14.88	17,274	1.093	17,274	1.093
$20.00	3,300	1.00	3,300	1.00
$80.80	1,218	0.62	1,218	0.62
$106.00	2,436	0.62	2,436	0.62

	39,374	1.37	39,374	1.37

TAXES ON INCOME	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 15:-	TAXES ON INCOME

a.	Change in corporate tax rate:

The Israeli corporate tax rate was 25% in 2010 and 24% in 2011 and 25% in 2012.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among other things, cancels, effective from 2012, the scheduled progressive reduction in the corporate tax Rate. The Law also increases the corporate tax rate to 25% in 2012.

b.	Loss carry forward:

The Company and its Israeli subsidiaries have accumulated losses for Israeli income tax purposes as of December 31, 2012, in the amount of approximately $ 32,463. These losses may be carried forward and offset against taxable income in the future for an indefinite period. In addition, the Company and its Israeli subsidiaries have accumulated capital loses in the amount of approximately $21,914 which may be carried forward under certain limitations.

c.	Deferred income taxes:

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2012	2011
Assets in respect of:

Allowances and provisions	$142	$195
Net operating loss carry forward (1)	8,116	7,778

	8,258	7,973

Valuation allowance (2)	(8,168)	(7,838)

	90	135
Liabilities in respect of intangible assets	(90)	(135)

Net deferred tax assets (liability)	$-	$-

(1)	See Note 15b.

(2)
In 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future.

d.	Tax benefit (taxes on income) is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Current	$187	$172	$(2)
Prior years	-	-	(3)

	$187	$172	$(5)

Domestic	195	172	$(73)
Foreign	(8)	-	68

	$187	$172	$(5)

e.	Profit (Loss) before taxes is comprised as follows:

	Year ended December 31,
	2012	2011	2010

Domestic	$(572)	$(3,429)	$228
Foreign	23	43	(52)

	$(549)	$(3,386)	$176

f.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carry forward among the Company and various subsidiaries due to uncertainty of the realization of such tax benefits.

g.	Tax assessments:

BOS Odem and BOS Dimex have final assessments through 2008. Bos has final assessments through 2007. Dimex Hagalil was incorporated in 2008, and therefore, does not have any final assessments.

Ruby-Tech Inc., a U.S. subsidiary, has final assessments through 2008.

h.
In accordance with the Company's accounting policy, interest expense and potential penalties related to income taxes are included in the tax expense line of the Company's consolidated statements of operations.

The Company and its subsidiaries file income tax returns in Israel and in the United States. BOS, BOS Dimex and BOS Odem may be subject to auditing by the Israel tax authorities for fiscal years 2009 and thereafter. Dimex Hagalil may be subject to auditing by the Israel tax authorities for fiscal years 2008 and thereafter. Ruby-Tech Inc., a U.S.

subsidiary, may be subject to auditing by the U.S. Internal Revenue Service for fiscal years 2008 and thereafter.

The Company believes that it has adequately provided for any reasonably foreseeable outcome related to tax audits and settlement. The final tax outcome of the Company's tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net loss in the period in which such determination is made.

i.	Uncertain tax positions

	December 31,
	2012	2011

Uncertain tax positions, beginning of year	$172	$379
Decreases in tax positions for prior years	(172)	(207)
Increases in tax positions for current year	31	-

Uncertain tax positions, end of year	$31	$172

The Company recognizes interest accrued that is related to unrecognized tax benefits and penalties in taxes on income. During the years ended December 31, 2012 and 2011, the Company recognized approximately $ (54) and $ (54), respectively, in interest and penalties. The Company had approximately $ 0 and $ 54 accruals for the payment of interest and penalties at December 31, 2012 and 2011, respectively.

SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS
NOTE 16:-	SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses, net:

	Year ended December 31,
	2012	2011	2010
Financial income:
Interest on bank deposits	$5	$3	$32
Change in fair value of forward contracts	-	-	141

	5	3	173
Financial expenses:
In respect of bank loans, bank fees, convertible note and liability to Dimex Systems	(681)	(1,251)	(1,039)
Inducement and related cost (Note 12)	-	(760)	-
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note	-	(86)	-
Change in fair value of forward contracts	(34)	(44)
Other (mainly foreign currency transaction losses)	(71)	(103)	(95)

	(786)	(2,244)	(1,134)

	$(781)	$(2,241)	$(961)

b.	Net earnings (loss) per share:

1.	Numerator:
	Numerator for basic and diluted net Earnings (loss) per share:
	Income (loss) from continuing operations	$(549)	$(3,214)	$171
	Loss from discontinued operations	-	-	(806)

	Net loss available to ordinary shareholders	$(549)	$(3,214)	$(635)

2.	Denominator (in thousands):

	Basic weighted average ordinary shares outstanding (in thousands)	1,118	705	656
	Diluted weighted average ordinary shares outstanding (in thousands)	1,118	705	690
	Basic and diluted net earnings (loss) per share from continuing operations	$(0.49)	$(4.56)	$0.28
	Basic and diluted net earnings (loss) per share from discontinued operations	$-	$-	$(1.24)
	Basic and diluted net loss per share	$(0.49)	$(4.56)	$(0.96)

SEGMENTS AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHICAL INFORMATION
NOTE 17:-	SEGMENTS AND GEOGRAPHICAL INFORMATION

The Company manages its business in two reportable segments, consisting of the RFID and Mobile Solutions segment and the Supply Chain Solutions segment.

The Company's management makes financial decisions and allocates resources, based on the information it receives from its internal management system. The Company allocates resources and assesses performance for each operating segment using information about revenues and gross profit. The Company applies ASC 280, Segment Reporting.

a.	Revenues, gross profit and assets for the operating segments for the years 2012, 2011 and 2010 were as follows:

	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated
2012

Revenues	$8,894	$15,915	$(306)	$24,503

Gross profit	$2,345	$2,723	$-	$5,068

Assets related to segment	$8,558	$9,491	$-	$18,049

2011

Revenues	$13,128	$21,332	$(1,026)	$33,434

Gross profit	$3,105	$3,405	$-	$6,510

Assets related to segment	$10,132	$9,869	$68	$20,069

2010

Revenues	$12,463	$17,724	$-	$30,187

Gross profit	$3,632	$3,851	$-	$7,483

Assets related to segment	$12,418	$9,605	$107	$22,130

b.	The following presents total revenues and long-lived assets for the years 2012, 2011 and 2010 based on the location of customers:

	Year ended December 31,
	2012		2011		2010
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$493	$-	$1,514	$-	$2,596	$-
Far East	1,985	-	3,943	-	2,228	-
Europe	1,178	-	976	-	811	-
Israel and others	20,847	963	27,001	1,166	24,552	1,135

	$24,503	$963	$33,434	$1,166	$30,187	$1,135

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

c.	Major customer data as a percentage of total revenues:

	Year ended December 31,
	2012	2011	2010

Customer A (Supply Chain Segment)	15%	10%	7%

RELATED PARTIES	12 Months Ended
Dec. 31, 2012
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 18:-	RELATED PARTIES

a.	Service Agreement of Cukierman & Co.:

The Company's Audit Committee and Board of Directors approved an engagement with Cukierman & Co. Investment House Ltd. ("Cukierman & Co"), to provide non-exclusive investment-banking services and business development services to the Company ("the Service Agreement"), effective April 15, 2003. Cukierman & Co. is a company indirectly controlled by Mr. Edouard Cukierman. Since June 26, 2003, Mr. Cukierman serves as Chairman of the Company's Board, and he is also a co-manager of the Catalyst Fund, the Company's largest shareholder. For its services, Cukierman & Co. is paid a monthly sum of $ 10 plus VAT, in addition to a success fee of 4%-6% for a consummated private placement. The Service Agreement provides for success fees in connection with securing M&A transactions of 3.5% of the proceeds exchanged in such a transaction and also for a success fee of 6% of the revenues actually received by the Company in respect of a sale of the Company's products to a new customer which was introduced by Cukierman & Co. According to its terms, the Company may terminate the Service Agreement at any time, by giving a one-month prior written notice.

Pursuant to an amendment to the Service Agreement, as of July 1, 2012, the monthly payment was reduced to $6.4 plus VAT.

In addition, the payment will be made once a year at the end of each calendar year by way of issuance of the Company's shares and not in cash, using a price per share as stipulated in the revised Service Agreement.

On December 31, 2012 the company issued 6,501 ordinary shares to Cukierman & Co as per the revised Service Agreement.

Expenses the Company recorded according to the Service Agreement with Cukierman & Co. are:

	Year ended December 31,
	2012	2011	2010

Retainer fee	$98	$120	$95

Success fee in respect of issuance of private placements, According to Service Agreement	-	-	18

Total	$98	$120	$113

b.	Active Chairman Agreement with Edouard Cukierman:

On November 7, 2007, the shareholders approved an Active Chairman Agreement with Mr. Edouard Cukierman, the Chairman of the Board, pursuant to which, Mr. Edouard Cukierman was granted options (the"Options") to purchase up to 5,000 ordinary shares of the Company per each calendar year of service as the Company's Chairman of the Board of Directors (the "Service") in the years 2007-2010. The Options were in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

The exercise price of the Options was $ 47.7, which was equal to the weighted average of the closing prices of the Company's ordinary shares on the Nasdaq Global Market during the thirty-day period preceding the shareholders' approval. Unexercised Options expire after five years from their grant date.

In March 2011, the Company's Audit Committee and Board of Directors approved a new Active Chairman Agreement with Mr. Cukierman for services in the years 2011-2014. The agreement was approved by the Company's shareholders on December 20, 2011. Pursuant to this agreement in consideration for Mr. Cukierman's services as the Company's Active Chairman in the years 2011-2014, he shall be granted options to purchase 22,360 ordinary shares, and be paid a monthly cash payment of $ 5,000 plus VAT at the prevailing rate. Payment of the cash fee shall be made each month in respect of the previous month of service. Following approval by the shareholders, the cash fees for 2011 were paid retroactively for the entire year.

The exercise price of the options is $ 3.8 and they vest and become exercisable in 16 equal quarterly installments. The first three installments vested immediately following the shareholders' approval, and the fourth installment vested on December 31, 2011. Additional installments vest at the end of each subsequent calendar Quarter, provided that Mr. Cukierman shall hold his position as Chairman of the Board at the applicable vesting date.

Pursuant to the agreement, if Mr. Cukierman's service to the Company is terminated by the Company, for reasons other than cause, then: (a) any unvested options shall be accelerated, so that they become immediately vested in full as of the date of the termination and (b) the accelerated options and any previously vested options shall be exercisable for twenty four (24) months following the termination.

The options and the cash fee are in lieu of any compensation, fees or options otherwise payable by the Company to Mr. Cukierman as a director.

On December 13, 2012 an amendment to the agreement was approved stating that commencing July 1, 2012 the payment for the Chairman services will be paid in ordinary shares of the company instead of in cash.

On December 31, 2012 the company issued to Edouard Cukierman 5,119 ordinary shares pursuant to the revised Agreement.

Expenses incurred in accordance with the Active Chairman Agreement with Edouard Cukierman are as follows:

	Year ended December 31,
	2012	2011	2010

Chairman fees	$60	$60	$-
Share based compensation expenses	10	43	75

Total	$70	$103	$75

c.	Agreements with THCAP:

In September 2009, the Company entered into a service agreement with THCAP, pursuant to which THCAP shall provide the Company with non-exclusive private financing and business consulting services. In consideration, the Company issued to THCAP warrants to purchase 3,600 ordinary shares at an exercise price of $ 11 per share. The warrants were exercisable as of February 28, 2011 and could be exercised until August 31, 2012.

In November 2009, the Company entered into an amendment to the service agreement with THCAP, pursuant to which THCAP shall be paid a success fee of 5% of the revenues generated to the Company from the sale of the Company products to business partners introduced by THCAP.

On October 5, 2010 the Company entered into a definitive private placement agreement with THCAP pursuant to which the Company issued to THCAP ordinary shares (see Note 14a), and Mr. Luis Gutierrez Roy, the managing partner in THCAP was appointed to its Board of Directors.

On December 13, 2012, The Company's shareholders approved an additional grant to THCAP of warrants to purchase 3,600 ordinary shares. The warrants' exercise price is $2.39. The warrants will be exercisable for 3 years from the grant date.

On December 13, 2012 the company's shareholders approved an additional amendment to the agreement with THCAP. Pursuant to this amendment, THCAP will be paid a monthly retainer for business development services in the amount of $3.7 per month to be paid in the Company's ordinary shares.

On December 31, 2012, the Company issued 1,439 ordinary shares to THCAP pursuant to the amendment.

Expenses incurred according to the agreements with THCAP are as follows:

	Year ended December 31,
	2012	2011	2010

Retainer fees	$2	$-	$-
Share based compensation expenses	6	1	10

Total	$8	$1	$10

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 19:-	SUBSEQUENT EVENTS

On January 2, 2013 the company received a notice from the NASDAQ Office of General Counsel, Hearings, advising that the Company has regained compliance with the applicable minimum bid price rule and is in compliance with all other applicable requirements for listing on The NASDAQ Capital Market. Accordingly, the Hearings Panel has determined to continue the listing of the Company's securities on The NASDAQ Stock Market.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
a.	Use of estimates:

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The most significant assumptions are employed in estimates used in determining values of goodwill and identifiable intangible assets, provision for inventory, revenue recognition, tax assets and tax positions, legal contingencies, stock-based compensation costs, and assumptions utilized in troubled debt restructuring. Actual results could differ from those estimates.

Financial statements in U.S. dollars
b.	Financial statements in U.S. dollars:

A substantial portion of the Company's revenues is generated in U.S. dollar ("dollars"). In addition, most of the Company's costs are incurred in dollars. The Company's management believes that the dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the dollar. Accordingly, monetary accounts maintained in currencies other than the dollar are premeasured into dollars in accordance with ASC 830, Foreign Currency Matters. All transactions gains and losses from the measurement of monetary balance sheet items are reflected in the statement of operations as financial income or expenses as appropriate.

As of December 31, 2011, the financial statements of a certain subsidiary, whose functional currency is other than the dollar, have been translated into U.S. dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the period. The resulting translation adjustments are reported as a component of shareholders' equity in accumulated other comprehensive loss.

As of January 1, 2012, as a result of business changes in a certain subsidiary, the Company changed the functional currency of the subsidiary from NIS to US Dollars.

Principles of consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiaries. Intercompany transactions and balances including profits from intercompany sales not yet realized outside the Company have been eliminated upon consolidation.

Cash equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash purchased with original maturities of less than three months.
Inventories
e.	Inventories:

Inventories are valued at the lower of cost or market value. Cost is determined using the moving average cost method.

Inventory write-offs and write-downs are made to cover risks arising from slow-moving items or technological obsolescence.

Property, plant and equipment
f.	Property, plant and equipment:

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by using the straight line method over the estimated useful lives of the assets, at the following annual rates:

	%

Computers and software	20 - 33	(Mainly 33%)
Office furniture and equipment	6 - 15	(Mainly 10%)
Leasehold improvements	over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Real estate	4

Impairment of long-lived assets
g.	Impairment of long-lived assets:

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10, Accounting for the Impairment or Disposal of Long-Lived Asset, whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or asset group) to the future undiscounted cash flows expected to be generated by the assets (or asset group). If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds their fair value. During 2012 no impairment losses have been identified. The fair value of the brand name and customer list related intangibles was determined by the income approach method. Assumptions in the fair value assessment included: the impact of changes in economic conditions, revenue and cash flow forecasts for the remaining lives of the intangibles and the Company's weighted average cost of capital ("WACC").

During the year 2011 the Company recognized an impairment loss $555 related to a brand name and customer list of which $470 was attributed to the Supply Chain solutions segment and $85 were attributed to the RFID and Mobile solutions segment.

During 2012 and 2010 no impairment losses have been identified.

Goodwill
h.	Goodwill:

Goodwill represents excess of the costs over the net assets of businesses acquired. Under ASC 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill is not amortized but instead is tested for impairment at least annually or between annual tests in certain circumstances, and written-down when impaired.

Goodwill as of December 31, 2012 and December 31, 2011 amounted to $4,122. The translation impact on goodwill during the year ended December 31, 2011 was ($316), and $0 during the year ended December 31, 2012 due to the reporting segment's change in functional currency from the NIS to the US Dollar.

Testing Methodology:

The Company performs its annual impairment analysis of goodwill as of December 31 of each year, or more often if there are indicators of impairment present. The provisions of ASC 350 requires that a two-step impairment test be performed on goodwill at the level of the reporting units. In the first step, or Step 1, the Company compares the fair value of each reporting unit to its carrying value. If the fair value exceeds the carrying value of the net assets, goodwill is considered not impaired, and the Company is not required to perform further testing. If the carrying value of the net assets exceeds the fair value, then the Company must perform the second step, or Step 2, of the impairment test in order to determine the implied fair value of goodwill. To determine the fair value used in Step 1, the Company uses discounted cash flows. If and when the Company is required to perform a Step 2 analysis, determining the fair value of its net assets and its off-balance sheet intangibles would require it to make judgments that involve the use of significant estimates and assumptions.

The reporting unit of the Company for purposes of the impairment test is the Company's RFID and Mobile solutions segment. Discrete financial information is available for this component of the business. Segment management regularly reviews the operating results of this component.

The Company determined the fair value of the reporting unit using the Income Approach, which utilizes a discounted cash flow model, as it believes that this approach best approximates the reporting unit's fair value at this time. Judgments and assumptions related to revenue, operating income, future short-term and long-term growth rates, weighted average cost of capital, interest, capital expenditures, cash flows, and market conditions are inherent in developing the discounted cash flow model. The material assumptions used for the Income Approach for 2012 were five years of projected net cash flows, WACC of 16.06% and a long-term growth rate of 3%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill. The aggregate fair value of the Company depends on various factors, some of which are qualitative and involve management judgment, including stable backlog coverage and experience in meeting operating cash flow targets.

Testing Results:

During 2012, 2011 and 2010 no impairment losses have been identified.

Research and development costs
i.	Research and development costs:

ASC 985, Software, requires capitalization of certain software development costs subsequent to the establishment of technological feasibility. Based on the Company's product development process, technological feasibility is established upon completion of a working model. Research and development costs incurred in the process of developing product improvements or new products, are generally charged to expenses as incurred. Costs incurred by the Company between completion of the working model and the point at which the product is ready for general releases are insignificant.

Severance pay
j.	Severance pay:

The Company's liability for severance pay for Israeli employees is calculated pursuant to the Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof above one year. The Company's liability for its Israeli employees is mostly covered by insurance policies designed solely for distributing severance pay. The value of these policies is not under the Company's control, thus just the liability net of funds under insurance policy is presented in the balance sheet.

The Company has two general deposit funds for severance. The value of the deposited funds includes profits, and is recorded as an asset in the Company's balance sheet.

The Company's payroll includes employees whom its severance pay liability is calculated pursuant to Article 14 of the Israel's Severance Pay Law. The Company currently deposits the corresponding amounts required in accordance with Article 14 to the relevant pension funds. These amounts will be released to the applicable employees upon termination of employment and this substitutes the obligation described above, to pay severance based on the most recent salary of the employee multiplied by the number of years of employment. The aforementioned deposited amounts are not reflected on the financial statements due to the fact that they are not under the Company's control.

Severance expenses for 2012, 2011 and 2010 amounted to $ 117, $ 242 and $ 137, respectively.

Revenue recognition
k.	Revenue recognition:

The Company derives its revenues mainly from the sale of products and support services.

Revenues from product sales, related to both the Supply Chain Solutions and RFID and Mobile Solutions segments, are recognized in accordance with SAB 104, Revenue Recognition ("ASC 605") when delivery has occurred, persuasive evidence of an arrangement exists, the vendor's fee is fixed or determinable, no further obligation exists, and collectability is reasonably assured.

Income taxes
l.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, Income Taxes ("ASC 740"). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences Between the financial reporting and the tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company implements a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is- more- likely- than- not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. During the years ended December 31, 2012 and 2011, the Company recorded tax income of $ 195 and $261, respectively in regard to a decrease of uncertain tax position for closed tax years.

Concentrations of credit risk
m.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, trade receivables and other accounts receivable.

The trade receivables of the Company are derived from sales to customers located primarily in Israel, America, the Far East and Europe. The Company generally does not require collateral; however most of the Company's customers outside of Israel are insured against customer nonpayment, through the Israeli Credit Insurance Company Ltd. In certain circumstances, the Company may require letters of credit, other collateral, additional guarantees or advanced payments. An allowance for doubtful accounts is determined with respect to specific debts that are doubtful of collection.

Derivative financial instruments
n.	Derivative financial instruments:

The Company's derivatives consist primarily of forward contracts the Company uses to hedge the Company's exposure to currencies other than the U.S. dollar. The Company recognized derivative instruments as either assets or liabilities and measures those instruments at fair value. The derivative instruments that the Company holds do not meet the definition of hedging instruments under ASC 815, Derivatives and Hedging (originally issued as SFAS 133 and SFAS161). Therefore, the Company recognizes changes in the fair values of the derivatives in its statement of income in financial income, net, at the same period as the re-measurement of gain and loss of the related foreign currency denominated assets and liabilities.

As of December 31, 2012, the notional principal of foreign exchange contracts to purchase U.S. dollars with foreign currencies and to sell Euros for foreign currencies was $ 770 and € 930, respectively. The Company recorded the fair value of derivative liability in the amount of $ 5 in accrued expenses and other liabilities.

Basic and diluted net earnings (loss) per share
o.	Basic and diluted net earnings (loss) per share:

Basic net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year. Diluted net earnings (loss) per share are calculated based on the weighted average number of ordinary shares outstanding during each year, plus the potential dilution to ordinary shares considered outstanding during the year, in accordance with ASC 260, Earning per Share.

The total number of ordinary shares related to outstanding options and warrants that was excluded from the calculations of diluted net earnings (loss) per share, since they would have an anti-dilutive effect, was 255,228, 381,153 and 360,585 for the years ended December 31, 2012 , 2011 and 2010, respectively.

Accounting for share-based compensation
p.	Accounting for share-based compensation:

The Company accounts for equity-based compensation in accordance with ASC 718, Stock Compensation ("ASC 718") which requires the recognition of compensation expenses based on estimated fair values for all equity-based awards made to employees and nonemployees and directors.

ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures. The Company considers many factors when estimating forfeitures, including employee class and historical experience.

The Company estimates the fair value of stock options granted using the Black-Scholes option pricing model. The option-pricing model requires a number of assumptions, of which the most significant are expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the date of grant, equal to the expected option terms. The expected option term represents the period that the Company's stock options are expected to be outstanding and was determined based on the Simplified method permitted by SAB 107 and extended by SAB 110 as the average of the vesting period and the contractual term. The Company currently uses the simplified method as adequate historical experience is not available to provide a reasonable estimate. The Company adopted SAB 110 effective January 1, 2008 and will continue to apply the simplified method until enough historical experience is available to provide a reasonable estimate of the expected term for stock option grants. The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value for options granted in 2012 and 2011 was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended December 31,
	2012	2011

Risk-free interest	1.34%	1.17%
Dividend yields	0%	0%
Volatility	83%	96%
Expected option term	3 years	3.83 years
Forfeiture rate	0%	24%

During 2012, 2011 and 2010, the Company recognized stock-based compensation expense related to employee and director stock options as follows:

	Year ended December 31,
	2012	2011	2010

Selling and marketing	$-	$8	$39
General and administrative	107	161	178

Total stock-based compensation expense	$107	$169	$217

The Company applies ASC 718 and ASC 505-50 for equity instruments that are issued to other than employees for acquiring, or in conjunction with, selling, goods or services.

Fair value of financial instruments
q.	Fair value of financial instruments:

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable, short term loans and trade payables approximate their fair value due to the short-term maturities of such instruments. The carrying amounts of long-term loans approximate their fair value.

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 are comprised of foreign currency forward contracts.

Assets measured at fair value on a non-recurring basis as of December 31, 2012 are Investment in shares of a cost method investee and intangible assets and goodwill that were written down to zero as a result of an impairment loss.

ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Reclassification
r.	Reclassification:
Certain 2011 figures have been reclassified to conform to the 2012 presentation. The reclassification had no effect on previously reported net income or shareholders' equity.

GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Discontinued Operations
2010

Revenues	$8,338
Cost of revenues	6,990

Gross profit	1,348

Impairment of goodwill	-
Total operating costs and expenses	1,487

Operating loss	(139)
Financial expenses, net	(213)
Other expenses, net (*)	(496)

Loss before taxes on income	(848)
Tax benefit (taxes on income)	42

Net loss	$(806)

(*)	In 2010, other expenses include $ 554 related to the write off of net assets and liabilities related to discontinued operations.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property, Plant and Equipment Depreciation Rates
	%

Computers and software	20 - 33	(Mainly 33%)
Office furniture and equipment	6 - 15	(Mainly 10%)
Leasehold improvements	over the shorter of the period of the lease or the life of the assets
Motor vehicles	15
Real estate	4

Schedule of Weighted Average Assumptions
	Year ended December 31,
	2012	2011

Risk-free interest	1.34%	1.17%
Dividend yields	0%	0%
Volatility	83%	96%
Expected option term	3 years	3.83 years
Forfeiture rate	0%	24%

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2012	2011	2010

Selling and marketing	$-	$8	$39
General and administrative	107	161	178

Total stock-based compensation expense	$107	$169	$217

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2012	2011

Government authorities	$78	$92
Advances to suppliers	258	411
Prepaid expenses	163	172
Deferred expenses attributed to software projects	22	52
Other	95	17

	$616	$744

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2012	2011

Raw materials	$163	$189
Finished goods	2,997	3,831

	$3,160	$4,020

INVESTMENT IN OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT IN OTHER COMPANIES [Abstract]
Schedule of Investments in Other Companies
	December 31,
	2012	2011

Cost net of cumulative impairment losses	$-	$68

PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT AND EQUIPMENT [Abstract]
Schedule of Property, Plant and Equipment
	December 31,
	2012	2011
Cost:

Computers and software	$728	$921
Office furniture and equipment	706	1,031
Leasehold improvements and real estate	648	1,446
Motor Vehicles	347	341

	2,429	3,739

Accumulated depreciation:

Computers and software	674	805
Office furniture and equipment	343	615
Leasehold improvements and real estate	299	988
Motor vehicles	150	165

	1,466	2,573

Depreciated cost	$963	$1,166

OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER INTANGIBLE ASSETS, NET [Abstract]
Schedule of Other Intangible Assets, Net
	December 31, 2012	Weighted average amortization period	December 31, 2011	Weighted average amortization period

Cost:

Backlog	$27	-	$27	-
Technology	226	-	226	-
Brand name	670	4.1	670	4.1
Customer list	2,450	2.5	2,450	2.5

	3,373		3,373

Accumulated amortization:

Backlog	27		27
Technology	226		226
Brand name	475		411
Customer list	2,288		2,169

	3,016		2,833

Amortized cost	$357		$540

Schedule of Estimated Amortization Expenses
December 31,

2013	180
2014	177

$357

SHORT-TERM BANK LOANS AND CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2012
SHORT-TERM BANK LOANS AND CURRENT MATURITIES [Abstract]
Schedule of Short-Term Bank Loans and Current Maturities
	Weighted interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS	6.70	$929	$3,904
	$4.8	4,937	2,932
Euro	4.67	93	-

		5,959	6,836
Current maturities	4.97	424	660

		$6,383	$7,496

ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Schedule of Accrued Expenses and Other Liabilities
	December 31,
	2012	2011

Government authorities	$300	$275
Professional services	120	196
Derivative liability	5	67
Tax accruals	86	273
Other	56	156

	$567	$967

LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Schedule of Maturity of Long-Term Loans
2013 (Current maturities)	$424
2014	464
2015	399
2016	325

$1,612

Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Schedule of Long-Term Loans
	Weighted interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS	4.97 (Prime minus 0.5 up to Prime plus 1.5)	$1,612	$2,190

		1,612	2,190
Less - current maturities	4.97	424	660

		$1,188	$1,530

LIABILITY TO DIMEX SYSTEMS (Tables) (Liability to Dimex Systems [Member])	12 Months Ended
Dec. 31, 2012
Liability to Dimex Systems [Member]
Debt Instrument [Line Items]
Schedule of Liability to Dimex Systems
	Nominal interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS (1)	4.0	$527	$473
NIS (2)	4.0	319	$574

		846	1,047
Less - current maturities	4.0	136	300

		$710	$747

(1)	Will be paid in 24 equal monthly payments commencing January, 2014 (see note 14a).

(2)
The loan originally carried a nominal interest rate of 8% and with principle and interest payments to be made through December 2013. On December 31, 2012, the loan agreement was modified to reduce the nominal interest rate to 4% and principle and interest payments were spread out through June 2015. The Company accounted for the loan modification in accordance with ASC 470-60 Troubled Debt Restructurings by Debtors, and as a result of which, there was no material effect to the December 31, 2012 balance sheet and the results of operations through December 31, 2012.

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Outstanding Warrants to Shareholders
Outstanding and exercisable warrants	Weighted average exercise	Weighted average
as of	price of	remaining
December 31,	outstanding	contractual
2012	warrants	life (years)
154,781	$11	1.6
6,215	$11	2.1

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	124,707	$25	2.91	$60
Changes during the year:
Granted	-
Exercised	(1,093)
Forfeited or cancelled	(30,102)	$55.85

Outstanding at December 31, 2012	93,512	$23.45	2.74	78

Vested and expected to vest	81,284	$26.20	2.59	70
Exercisable at December 31,2012	81,284	$26.20	2.59	70

Schedule of Information about Options and Warrants Outstanding and Exercisable
				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of options
exercise	December 31,	contractual	December 31,	exercisable
price	2012	life (years)	2012	(years)

$0	11,751	0.85	11,751	0.85
$3.80	22,360	3.97	11,180	3.97
$8.00	9,199	3.25	9,199	3.25
$9.91	375	1.14	375	1.14
$11.00	617	1.56	617	1.56
$12.20	1,500	0.88	1,500	0.88
$20.00	9,155	1.00	8,107	1.00
$29.98	375	0.49	375	0.49
$33.60	3,750	5.24	3,750	5.24
$47.70	20,000	1.75	20,000	1.75
$50.40	14,030	4.3	14,030	4.3
$60.00	400	1.63	400	1.63

	93,512	2.74	81,284	3.2

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Information about Options and Warrants Outstanding and Exercisable
				Weighted average
	Warrants	Weighted	Warrants	remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of warrants
exercise	December 31,	contractual	December 31,	exercisable
price	2012	life (years)	2012	(years)

$0.00	330	1.00	330	1.00
$2.39	3,600	2.95	3,600	2.95
$10.00	5,000	3.58	5,000	3.58
$11.00	6,216	0.09	6,216	0.09
$14.88	17,274	1.093	17,274	1.093
$20.00	3,300	1.00	3,300	1.00
$80.80	1,218	0.62	1,218	0.62
$106.00	2,436	0.62	2,436	0.62

	39,374	1.37	39,374	1.37

TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2012	2011
Assets in respect of:

Allowances and provisions	$142	$195
Net operating loss carry forward (1)	8,116	7,778

	8,258	7,973

Valuation allowance (2)	(8,168)	(7,838)

	90	135
Liabilities in respect of intangible assets	(90)	(135)

Net deferred tax assets (liability)	$-	$-

(1)	See Note 15b.

(2)
In 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future.

Schedule of Tax Benefit (Taxes on Income)
	Year ended December 31,
	2012	2011	2010

Current	$187	$172	$(2)
Prior years	-	-	(3)

	$187	$172	$(5)

Domestic	195	172	$(73)
Foreign	(8)	-	68

	$187	$172	$(5)

Schedule of Profit (Loss) before Taxes
	Year ended December 31,
	2012	2011	2010

Domestic	$(572)	$(3,429)	$228
Foreign	23	43	(52)

	$(549)	$(3,386)	$176

Reconciliation of Uncertain Tax Positions
	December 31,
	2012	2011

Uncertain tax positions, beginning of year	$172	$379
Decreases in tax positions for prior years	(172)	(207)
Increases in tax positions for current year	31	-

Uncertain tax positions, end of year	$31	$172

SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS [Abstract]
Schedule of Financial Expenses, Net
	Year ended December 31,
	2012	2011	2010
Financial income:
Interest on bank deposits	$5	$3	$32
Change in fair value of forward contracts	-	-	141

	5	3	173
Financial expenses:
In respect of bank loans, bank fees, convertible note and liability to Dimex Systems	(681)	(1,251)	(1,039)
Inducement and related cost (Note 12)	-	(760)	-
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note	-	(86)	-
Change in fair value of forward contracts	(34)	(44)
Other (mainly foreign currency transaction losses)	(71)	(103)	(95)

	(786)	(2,244)	(1,134)

	$(781)	$(2,241)	$(961)

Schedule of Net Earnings (Loss) Per Share
1.	Numerator:
	Numerator for basic and diluted net Earnings (loss) per share:
	Income (loss) from continuing operations	$(549)	$(3,214)	$171
	Loss from discontinued operations	-	-	(806)

	Net loss available to ordinary shareholders	$(549)	$(3,214)	$(635)

2.	Denominator (in thousands):

	Basic weighted average ordinary shares outstanding (in thousands)	1,118	705	656
	Diluted weighted average ordinary shares outstanding (in thousands)	1,118	705	690
	Basic and diluted net earnings (loss) per share from continuing operations	$(0.49)	$(4.56)	$0.28
	Basic and diluted net earnings (loss) per share from discontinued operations	$-	$-	$(1.24)
	Basic and diluted net loss per share	$(0.49)	$(4.56)	$(0.96)

SEGMENTS AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENTS AND GEOGRAPHICAL INFORMATION [Abstract]
Schedule of Operating Segments
	RFID and Mobile Solutions	Supply Chain Solutions	Not Allocated/ Intercompany	Consolidated
2012

Revenues	$8,894	$15,915	$(306)	$24,503

Gross profit	$2,345	$2,723	$-	$5,068

Assets related to segment	$8,558	$9,491	$-	$18,049

2011

Revenues	$13,128	$21,332	$(1,026)	$33,434

Gross profit	$3,105	$3,405	$-	$6,510

Assets related to segment	$10,132	$9,869	$68	$20,069

2010

Revenues	$12,463	$17,724	$-	$30,187

Gross profit	$3,632	$3,851	$-	$7,483

Assets related to segment	$12,418	$9,605	$107	$22,130

Schedule of Geographic Information
	Year ended December 31,
	2012		2011		2010
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *)	revenues	assets *)	revenues	assets *)

America	$493	$-	$1,514	$-	$2,596	$-
Far East	1,985	-	3,943	-	2,228	-
Europe	1,178	-	976	-	811	-
Israel and others	20,847	963	27,001	1,166	24,552	1,135

	$24,503	$963	$33,434	$1,166	$30,187	$1,135

*)	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

Schedule of Major Customers
	Year ended December 31,
	2012	2011	2010

Customer A (Supply Chain Segment)	15%	10%	7%

RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2012	2011	2010

Retainer fee	$98	$120	$95

Success fee in respect of issuance of private placements, According to Service Agreement	-	-	18

Total	$98	$120	$113

Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2012	2011	2010

Chairman fees	$60	$60	$-
Share based compensation expenses	10	43	75

Total	$70	$103	$75

THCAP [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions
	Year ended December 31,
	2012	2011	2010

Retainer fees	$2	$-	$-
Share based compensation expenses	6	1	10

Total	$8	$1	$10

GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 14, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
GENERAL [Abstract]
Net loss		$ (549)	$ (3,214)	$ (635)
Cash flow from operating activities from continuing operations		1,709	(365)	1,460
Cash and cash equivalents		354	411	703	564
Working capital		$ (739)	$ (349)
Reverse stock split ratio	0.25

GENERAL (Schedule of Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
GENERAL [Abstract]
Revenues	$ 8,338
Cost of revenues	6,990
Gross profit	1,348
Impairment of goodwill
Total operating costs and expenses	1,487
Operating loss	(139)
Financial expenses, net	(213)
Other expenses, net	(496) [1]
Loss before taxes on income	(848)
Tax benefit (taxes on income)	42
Net loss	(806)
Write off of net assets and liabilities related to discontinued operations	$ 554

[1]	In 2010, other expenses include $ 554 related to the write off of net assets and liabilities related to discontinued operations.

SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment of long-lived assets:
Impairment of intangible assets		$ 555
Goodwill:
Goodwill	4,122	4,122
Foreign currency translation adjustments	0	(316)
Severance pay:
Severance expenses	117	242	137
Income taxes:
Tax income (tax expense)	195	261
Derivative financial instruments:
Notional principal of foreign exchange contracts to purchase U.S. dollars	770
notional principal of foreign exchange contracts to sell Euros	930
Derivative liability	5	67
Basic and diluted net earnings (loss) per share:
Anti-dilutive securities	255,228	381,153	360,585
Goodwill [Member]
Goodwill:
WACC	16.06%
Long-term growth rate	3.00%
RFID and Mobile Solutions [Member]
Impairment of long-lived assets:
Impairment of intangible assets		85
Supply Chain Solutions [Member]
Impairment of long-lived assets:
Impairment of intangible assets		$ 470

SIGNIFICANT ACCOUNTING POLICIES (Property, plant and equipment) (Details)	12 Months Ended
Dec. 31, 2012
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Computers and Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	20.00%
Computers and Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	33.00%
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
%	10.00%
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
%	6.00%
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
%	15.00%
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
%	15.00%
Real Estate [Member]
Property, Plant and Equipment [Line Items]
%	4.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Risk-free interest	1.34%	1.17%
Dividend yields	0.00%	0.00%
Volatility	83.00%	96.00%
Expected option term	3 years 0 months	3 years 9 months 29 days
Forfeiture rate	0.00%	24.00%

SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 107	$ 169	$ 217
Selling and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense		8	39
General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-based compensation expense	$ 107	$ 161	$ 178

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
Government authorities	$ 78	$ 92
Advances to suppliers	258	411
Prepaid expenses	163	172
Deferred expenses attributed to software projects	22	52
Other	95	17
Other accounts receivables and prepaid expenses	$ 616	$ 744

FAIR VALUE MEASUREMENTS (Details) (Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 2 [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ (5)	$ (67)

INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
INVENTORIES [Abstract]
Raw materials	$ 163	$ 189
Finished goods	2,997	3,831
Inventories	$ 3,160	$ 4,020

INVESTMENT IN OTHER COMPANIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INVESTMENT IN OTHER COMPANIES [Abstract]
Cost net of cumulative impairment losses		$ 68
Impairment loss, due to other-than-temporary decline in fair value	$ 68

PROPERTY, PLANT AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 2,429	$ 3,739
Accumulated depreciation	1,466	2,573
Depreciated cost	963	1,166
Depreciation expense	180	280	241
Computers and Software [Member]
Property, Plant and Equipment [Line Items]
Cost	728	921
Accumulated depreciation	674	805
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	706	1,031
Accumulated depreciation	343	615
Leasehold Improvements and Real Estate [Member]
Property, Plant and Equipment [Line Items]
Cost	648	1,446
Accumulated depreciation	299	988
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	347	341
Accumulated depreciation	$ 150	$ 165

OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,373	$ 3,373
Accumulated amortization and depreciation	3,016	2,833
Amortized cost	357	540
Backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	27	27
Accumulated amortization and depreciation	27	27
Weighted average amortization period
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	226	226
Accumulated amortization and depreciation	226	226
Weighted average amortization period
Brand Name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	670	670
Accumulated amortization and depreciation	475	411
Weighted average amortization period	4 years 1 month 6 days	4 years 1 month 6 days
Customer List [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,450	2,450
Accumulated amortization and depreciation	$ 2,288	$ 2,169
Weighted average amortization period	2 years 6 months	2 years 6 months

OTHER INTANGIBLE ASSETS, NET (Amortization Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	$ 183	$ 931	$ 369
Estimated amortization expenses for the following years:
2013	180
2014	177
Amortized cost	$ 357	$ 540

SHORT-TERM BANK LOANS AND CURRENT MATURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Short-term bank loans	$ 5,959	$ 6,836
Current maturities	424	660
Total short-term bank loans and current maturities	6,383	7,496
Weighted average interest
Current maturities	4.97%
NIS [Member]
Short-term Debt [Line Items]
Short-term bank loans	929	3,904
Weighted average interest
Short-term bank loans	6.70%
U.S. Dollar [Member]
Short-term Debt [Line Items]
Short-term bank loans	4,937	2,932
Weighted average interest
Short-term bank loans	4.80%
Euro [Member]
Short-term Debt [Line Items]
Short-term bank loans	$ 93
Weighted average interest
Short-term bank loans	4.67%

ACCRUED EXPENSES AND OTHER LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Government authorities	$ 300	$ 275
Professional services	120	196
Derivative liability	5	67
Tax accruals	86	273
Other	56	156
Total accrued expenses and other liabilities	$ 567	$ 967

LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total long-term loans	$ 1,612
Current maturities	424	660
Weighted average interest	4.97%
Bank deposits	438	427
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total long-term loans	1,612	2,190
Current maturities	424	660
Long-term loans	1,188	1,530
Weighted average interest	4.97%
NIS [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total long-term loans	1,612	2,190
Weighted average interest	4.97%
NIS [Member] | Notes Payable to Banks [Member] | Minimum [Member]
Debt Instrument [Line Items]
Prime plus	(0.50%)
NIS [Member] | Notes Payable to Banks [Member] | Maximum [Member]
Debt Instrument [Line Items]
Prime plus	1.50%
Bank Leumi Debt [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total long-term loans	0	367
Bank HaPoalim Debt [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Total long-term loans	$ 1,521	$ 1,714

LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Schedule of Maturity of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt, Unclassified [Abstract]
2013 (Current maturities)	$ 424
2014	464
2015	399
2016	325
Total long-term loans	$ 1,612

LIABILITY TO DIMEX SYSTEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Less - current maturities	$ 136		$ 300
Liability to Dimex Systems, noncurrent portion	710		747
Liability to Dimex Systems [Member]
Debt Instrument [Line Items]
Liability to Dimex Systems	846		1,047
Less - current maturities	136		300
Liability to Dimex Systems, noncurrent portion	710		747
Nominal interest rate	4.00%
Loan to Dimex Systems, Loan One [Member]
Debt Instrument [Line Items]
Liability to Dimex Systems	527	[1]	473	[1]
Nominal interest rate	4.00%
Loan to Dimex Systems, Loan Two [Member]
Debt Instrument [Line Items]
Liability to Dimex Systems	$ 319	[2]	$ 574	[2]
Nominal interest rate	4.00%		8.00%
Debt instrument, maturity date	Jun 30, 2015

[1]	Will be paid in 24 equal monthly payments commencing January, 2014 (see note 14a).
[2]	The loan originally carried a nominal interest rate of 8% and with principle and interest payments to be made through December 2013. On December 31, 2012, the loan agreement was modified to reduce the nominal interest rate to 4% and principle and interest payments were spread out through June 2015. The Company accounted for the loan modification in accordance with ASC 470-60 Troubled Debt Restructurings by Debtors, and as a result of which, there was no material effect to the December 31, 2012 balance sheet and the results of operations through December 31, 2012.

COMMITMENTS AND CONTINGENT LIABILITIES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Research and Development Agreement [Member] USD ($)	Dec. 31, 2011 Research and Development Agreement [Member] USD ($)	Dec. 31, 2012 Overseas Marketing Fund Arrangement [Member] USD ($)
Unrecorded Unconditional Purchase Obligation [Line Items]
Outstanding contingent obligation					$ 3,316		$ 107
Royalty expenses					0	3
2013	105
2014	80
2015	51
Maximum breach of contract fees	37
Lease expenses	420		551	563
Damages sought	$ 43	149

SHAREHOLDERS' EQUITY (Narrative) (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended					12 Months Ended							12 Months Ended			0 Months Ended	12 Months Ended				0 Months Ended
	Dec. 14, 2012	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 ILS	Dec. 31, 2012 Stock Options [Member] USD ($)	Dec. 31, 2011 Stock Options [Member] USD ($)	Dec. 31, 2010 Stock Options [Member] USD ($)	Dec. 31, 2009 Stock Options [Member]	Dec. 31, 2008 Stock Options [Member]	Dec. 31, 2007 Stock Options [Member]	May 31, 2003 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Minimum [Member]	Dec. 31, 2012 Stock Options [Member] Maximum [Member]	Dec. 31, 2012 Warrants Issued to THCAP [Member]	Dec. 21, 2011 Long Term Convertible Note [Member] USD ($)	Dec. 31, 2011 Long Term Convertible Note [Member] USD ($)	Dec. 31, 2012 Long Term Convertible Note [Member] USD ($)	Dec. 31, 2010 Long Term Convertible Note [Member] USD ($)	Dec. 31, 2012 Scenario, Previously Reported [Member] ILS	Oct. 05, 2010 Ordinary shares [Member] USD ($)
Class of Stock [Line Items]
Reverse stock split ratio	0.25
Ordinary shares, par value per share					80	80															20
Ordinary shares, shares outstanding	1,118,081				1,132,685	1,116,981															4,472,298
Issuance of shares related to the private placement (net of $ 35 issuance expenses), shares																						24,091
Ordinary shares issued, price per share																						$ 12.44
Issuance of shares related to the private placement (net of $ 35 issuance expenses)				$ 265																		$ 300
Debt Instrument [Line Items]
Amount of debt converted																	2,523
Debt conversion, price per share																	$ 6			$ 13
Shares issued in conversion																	420,491
Number shares covered by warrants																3,600	160,996
Warrant extension term																	2 years
Term of warrants																3 years
Exercise price of warrants																2.39
Compensation caused directly from extension																		86
Debt instrument, principal amount																			501
Stated interest rate																			4.00%
Balance of the deferred loan																			527
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for purchase							275,000		208,000	130,000	75,000	50,000	31,250
Options still available for future grants							144,982
Option term														3 years	10 years
Vesting period							4 years
Options exercised, price
Weighted-average grant-date fair value of options granted								$ 6.76
Total intrinsic value of options exercised							5	33	62
Financial expenses		$ 781	$ 2,241	$ 961			$ 21

SHAREHOLDERS' EQUITY (Schedule of Outstanding Warrants) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Tranche One [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable	154,781
Weighted average exercise price	$ 11
Weighted average remaining contractual life (years)	1 year 7 months 6 days
Tranche Two [Member]
Class of Warrant or Right [Line Items]
Outstanding and exercisable	6,215
Weighted average exercise price	$ 11
Weighted average remaining contractual life (years)	2 years 1 month 6 days

SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (Stock Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock Options [Member]
Number of options
Outstanding at January 1, 2012	124,707
Granted
Exercised	(1,093)
Forfeited or cancelled	(30,102)
Outstanding at December 31, 2012	93,512	124,707
Vested and expected to vest	81,284
Exercisable at December 31, 2012	81,284
Weighted-average exercise price
Outstanding at January 1, 2012	$ 25
Granted
Exercised
Forfeited or cancelled	$ 55.85
Outstanding at December 31, 2012	$ 23.45	$ 25
Options vested and expected to vest	$ 26.2
Exercisable at December 31, 2012	$ 26.2
Weighted- average remaining contractual term (in years)
Outstanding at January 1, 2012	2 years 8 months 27 days	2 years 10 months 28 days
Outstanding at December 31, 2012	2 years 8 months 27 days	2 years 10 months 28 days
Vested and expected to vest	2 years 7 months 2 days
Exercisable at December 31, 2012	2 years 7 months 2 days
Aggregate intrinsic value
Outstanding at January 1, 2012	$ 60
Outstanding at December 31, 2012	78	60
Vested and expected to vest	70
Exercisable at December 31, 2012	$ 70

SHAREHOLDERS' EQUITY (Schedule of Stock Options Outstanding and Exercisable) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	93,512
Weighted average remaining contractual life (years)	2 years 8 months 27 days
Options exercisable	81,284
Weighted average remaining contractual of options exercisable (years)	3 years 2 months 12 days
$ 0.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	0
Exercise Price, maximum	0
Options outstanding	11,751
Weighted average remaining contractual life (years)	10 months 6 days
Options exercisable	11,751
Weighted average remaining contractual of options exercisable (years)	10 months 6 days
$ 3.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	3.8
Exercise Price, maximum	3.8
Options outstanding	22,360
Weighted average remaining contractual life (years)	3 years 11 months 19 days
Options exercisable	11,180
Weighted average remaining contractual of options exercisable (years)	3 years 11 months 19 days
$ 8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	8
Exercise Price, maximum	8
Options outstanding	9,199
Weighted average remaining contractual life (years)	3 years 3 months
Options exercisable	9,199
Weighted average remaining contractual of options exercisable (years)	3 years 3 months
$ 9.91 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	9.91
Exercise Price, maximum	9.91
Options outstanding	375
Weighted average remaining contractual life (years)	1 year 1 month 21 days
Options exercisable	375
Weighted average remaining contractual of options exercisable (years)	1 year 1 month 21 days
$ 11.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	11
Exercise Price, maximum	11
Options outstanding	617
Weighted average remaining contractual life (years)	1 year 6 months 22 days
Options exercisable	617
Weighted average remaining contractual of options exercisable (years)	1 year 6 months 22 days
$ 12.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	12.2
Exercise Price, maximum	12.2
Options outstanding	1,500
Weighted average remaining contractual life (years)	10 months 17 days
Options exercisable	1,500
Weighted average remaining contractual of options exercisable (years)	10 months 17 days
$ 20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	20
Exercise Price, maximum	20
Options outstanding	9,155
Weighted average remaining contractual life (years)	1 year 0 months
Options exercisable	8,107
Weighted average remaining contractual of options exercisable (years)	1 year 0 months
$ 29.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	29.98
Exercise Price, maximum	29.98
Options outstanding	375
Weighted average remaining contractual life (years)	5 months 27 days
Options exercisable	375
Weighted average remaining contractual of options exercisable (years)	5 months 27 days
$ 33.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	33.6
Exercise Price, maximum	33.6
Options outstanding	3,750
Weighted average remaining contractual life (years)	5 years 2 months 27 days
Options exercisable	3,750
Weighted average remaining contractual of options exercisable (years)	5 years 2 months 27 days
$ 47.70 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	47.7
Exercise Price, maximum	47.7
Options outstanding	20,000
Weighted average remaining contractual life (years)	1 year 9 months
Options exercisable	20,000
Weighted average remaining contractual of options exercisable (years)	1 year 9 months
$ 50.40 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	50.4
Exercise Price, maximum	50.4
Options outstanding	14,030
Weighted average remaining contractual life (years)	4 years 3 months 18 days
Options exercisable	14,030
Weighted average remaining contractual of options exercisable (years)	4 years 3 months 18 days
$ 60.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	60
Exercise Price, maximum	60
Options outstanding	400
Weighted average remaining contractual life (years)	1 year 7 months 17 days
Options exercisable	400
Weighted average remaining contractual of options exercisable (years)	1 year 7 months 17 days

SHAREHOLDERS' EQUITY (Schedule of Warrants Outstanding and Exercisable) (Details) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Warrants outstanding	39,374
Weighted average remaining contractual life (years)	1 year 4 months 13 days
Warrants exercisable	39,374
Weighted average remaining contractual life of warrants exercisable (years)	1 year 4 months 13 days
$ 0.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	0
Exercise Price, maximum	0
Warrants outstanding	330
Weighted average remaining contractual life (years)	1 year 0 days
Warrants exercisable	330
Weighted average remaining contractual life of warrants exercisable (years)	1 year 0 days
$ 2.39 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	2.39
Exercise Price, maximum	2.39
Warrants outstanding	3,600
Weighted average remaining contractual life (years)	2 years 11 months 12 days
Warrants exercisable	3,600
Weighted average remaining contractual life of warrants exercisable (years)	2 years 11 months 12 days
$ 10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	10
Exercise Price, maximum	10
Warrants outstanding	5,000
Weighted average remaining contractual life (years)	3 years 6 months 29 days
Warrants exercisable	5,000
Weighted average remaining contractual life of warrants exercisable (years)	3 years 6 months 29 days
$ 11.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	11
Exercise Price, maximum	11
Warrants outstanding	6,216
Weighted average remaining contractual life (years)	1 month 2 days
Warrants exercisable	6,216
Weighted average remaining contractual life of warrants exercisable (years)	1 month 2 days
$ 14.88 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	14.88
Exercise Price, maximum	14.88
Warrants outstanding	17,274
Weighted average remaining contractual life (years)	1 year 1 month 4 days
Warrants exercisable	17,274
Weighted average remaining contractual life of warrants exercisable (years)	1 year 1 month 4 days
$ 20.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	20
Exercise Price, maximum	20
Warrants outstanding	3,300
Weighted average remaining contractual life (years)	1 year 0 days
Warrants exercisable	3,300
Weighted average remaining contractual life of warrants exercisable (years)	1 year 0 days
$ 80.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	80.8
Exercise Price, maximum	80.8
Warrants outstanding	1,218
Weighted average remaining contractual life (years)	7 months 13 days
Warrants exercisable	1,218
Weighted average remaining contractual life of warrants exercisable (years)	7 months 13 days
$ 106.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price, minimum	106
Exercise Price, maximum	106
Warrants outstanding	2,436
Weighted average remaining contractual life (years)	7 months 13 days
Warrants exercisable	2,436
Weighted average remaining contractual life of warrants exercisable (years)	7 months 13 days

TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Loss carry forward	$ 32,463
Accumulated capital losses	21,914
Recognized interest and penalties	(54)	(54)
Accrued interest and penalties	$ 0	$ 54

TAXES ON INCOME (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
TAXES ON INCOME [Abstract]
Allowances and provisions	$ 142		$ 195
Net operating loss carry forward	8,116	[1]	7,778	[1]
Deferred tax assets, gross	8,258		7,973
Valuation allowance	(8,168)	[2]	(7,838)	[2]
Deferred tax assets, net	90		135
Liabilities in respect of intangible assets	(90)		(135)
Net deferred tax assets (liability)

[1]	See Note 15b.
[2]	In 2012, the Company has provided valuation allowances on deferred tax assets that results from tax loss carry forward and other reserves and allowances due to its history of operating losses and current uncertainty about the ability to realize these deferred tax assets in the future.

TAXES ON INCOME (Tax Benefit (Taxes on Income)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Current	$ 187	$ 172	$ (2)
Prior years			(3)
Tax benefit (taxes on income)	187	172	(5)
Domestic	195	172	(73)
Foreign	$ (8)		$ 68

TAXES ON INCOME (Profit (Loss) before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ (572)	$ (3,429)	$ 228
Foreign	23	43	(52)
Net profit (loss) from continuing operations	$ (549)	$ (3,386)	$ 176

TAXES ON INCOME (Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Uncertain tax positions, beginning of year	$ 172	$ 379
Decreases in tax positions for prior years	(172)	(207)
Increases in tax positions for current year	31
Uncertain tax positions, end of year	$ 31	$ 172

SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial income:
Interest on bank deposits	$ 5	$ 3	$ 32
Change in fair value of forward contracts			141
Financial income	5	3	173
Financial expenses:
In respect of bank loans and convertible note	(681)	(1,251)	(1,039)
Inducement and related cost (Note 12)		(760)
Revaluation of fair value related to extension of warrants as part of an Inducement of a convertible note		(86)
Change in fair value of forward contracts	(34)	(44)
Other (mainly foreign currency transaction losses)	(71)	(103)	(95)
Financial expenses	(786)	(2,244)	(1,134)
Financial expenses, net	(781)	(2,241)	(961)
Numerator for basic and diluted net Earnings (loss) per share:
Income (loss) from continuing operations	(549)	(3,214)	171
Loss from discontinued operations			(806)
Net loss available to ordinary shareholders	$ (549)	$ (3,214)	$ (635)
Denominator (in thousands):
Basic weighted average ordinary shares outstanding (in thousands)	1,118	705	656
Diluted weighted average ordinary shares outstanding (in thousands)	1,118	705	690
Basic and diluted net earnings (loss) per share from continuing operations	$ (0.49)	$ (4.56)	$ 0.28
Basic and diluted net earnings (loss) per share from discontinued operations			$ (1.24)
Basic and diluted net loss per share	$ (0.49)	$ (4.56)	$ (0.96)

SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Operating Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 24,503	$ 33,434	$ 30,187
Gross profit	5,068	6,510	7,483
Assets related to segment	18,049	20,069	22,130
Number of operating segments	2
RFID and Mobile Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	8,894	13,128	12,463
Gross profit	2,345	3,105	3,632
Assets related to segment	8,558	10,132	12,418
Supply Chain Solutions [Member]
Segment Reporting Information [Line Items]
Revenues	15,915	21,332	17,724
Gross profit	2,723	3,405	3,851
Assets related to segment	9,491	9,869	9,605
Not Allocated/ Intercompany [Member]
Segment Reporting Information [Line Items]
Revenues	(306)	(1,026)
Gross profit
Assets related to segment		$ 68	$ 107

SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Geographic Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 24,503		$ 33,434		$ 30,187
Long-lived assets	963	[1]	1,166	[1]	1,135	[1]
America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	493		1,514		2,596
Long-lived assets		[1]		[1]		[1]
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,985		3,943		2,228
Long-lived assets		[1]		[1]		[1]
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,178		976		811
Long-lived assets		[1]		[1]		[1]
Israel and Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	20,847		27,001		24,552
Long-lived assets	$ 963	[1]	$ 1,166	[1]	$ 1,135	[1]

[1]	Long-lived assets are comprised of property, plant and equipment (intangible assets and goodwill are not included).

SEGMENTS AND GEOGRAPHICAL INFORMATION (Schedule of Major Customers) (Details) (Customer A [Member], Supply Chain Solutions [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member] | Supply Chain Solutions [Member]
Revenue, Major Customer [Line Items]
Percentage of total revenues	15.00%	10.00%	7.00%

RELATED PARTIES (Service Agreement of Cukierman & Co.) (Details) (USD $)	6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Share-based compensation expenses related to employees, directors and service providers			$ 107,000	$ 169,000	$ 217,000
Cukierman & Co. [Member]
Related Party Transaction [Line Items]
Amount of monthly transaction	6,400	10,000
Percentage of success fee, M&A transactions	3.50%		3.50%
Percentage of success fee, revenues	6.00%		6.00%
Shares issued per agreement			6,501
Retainer fee			98,000	120,000	95,000
Success fees					18,000
Total			$ 98,000	$ 120,000	$ 113,000
Cukierman & Co. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Percentage of success fee	4.00%		4.00%
Cukierman & Co. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of success fee	6.00%		6.00%

RELATED PARTIES (Active Chairman Agreement with Edouard Cukierman) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 07, 2007	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Share based compensation expenses		$ 107,000	$ 169,000	$ 217,000
Edouard Cukierman [Member]
Related Party Transaction [Line Items]
Options granted			22,360
Exercise price of options granted	$ 47.7		$ 3.8
Number of options granted annually	5,000
Option term	5 years
Amount of monthly transaction		5,000	5,000
Number of vesting installments			16
Shares issued per agreement		5,119
Chairman fees		60,000	60,000
Share based compensation expenses		10,000	43,000	75,000
Total		$ 70,000	$ 103,000	$ 75,000

RELATED PARTIES (Agreements with THCAP) (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 14, 2012	Sep. 30, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Share based compensation expenses			$ 107,000	$ 169,000	$ 217,000
THCAP [Member]
Related Party Transaction [Line Items]
Warrants granted	3,600	3,600
Exercise price of warrants	2.39	11
Date from which warrants are exercisable		Feb 28, 2011
Expiration date of warrants		Aug 31, 2012
Term of warrants	3 years
Percentage of success fee			5.00%
Amount of monthly transaction			3,700
Shares issued per agreement			1,439
Retainer fee			2,000
Share based compensation expenses			6,000	1,000	10,000
Total			$ 8,000	$ 1,000	$ 10,000